UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       EAC Management LP

Address:    654 Madison Avenue, Suite 801
            New York, New York 10065

13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mike Donatelli
Title:      Managing Member, General Partner
Phone:      (212) 500-2812

Signature, Place and Date of Signing:


/s/ Mike Donatelli              New York, New York          November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:      $287,368
                                            (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         EAC Management LP
                                                         September 30, 2010
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
A D C TELECOMMUNICATIONS        COM NEW        000886309      482        38,074 SH         SOLE         NONE      38,074
ATC TECHNOLOGY CORP               COM          00211W104    6,953       281,044 SH         SOLE         NONE     281,044
ALLEGHENY ENERGY INC              COM          017361106    5,680       231,629 SH         SOLE         NONE     231,629
AMERICAN OIL & GAS INC NEW        COM          028723104    2,352       290,316 SH         SOLE         NONE     290,316
AMERICAN PHYSICIANS CAPITAL       COM          028884104    5,483       132,249 SH         SOLE         NONE     132,249
AMERICREDIT CORP                  COM          03060R101   23,354       953,231 SH         SOLE         NONE     953,231
ARCSIGHT INC                      COM          039666102    2,526        58,000 SH         SOLE         NONE      58,000
BURGER KING HLDGS INC             COM          121208201   22,920       959,796 SH         SOLE         NONE     959,796
DOLLAR THRIFTY AUTOMOTIVE GP      COM          256743105    1,003        20,000 SH         SOLE         NONE      20,000
HEWITT ASSOCS INC                 COM          42822Q100   44,353       879,500 SH         SOLE         NONE     879,500
INTERNET BRANDS INC           COM CLASS A      460608102      133        10,000 SH         SOLE         NONE      10,000
MARINER ENERGY INC                COM          56845T305   34,157     1,409,700 SH         SOLE         NONE   1,409,700
MCAFEE INC                        COM          579064106   22,212       470,000 SH         SOLE         NONE     470,000
NBTY INC                          COM          628782104   64,699     1,176,767 SH         SOLE         NONE   1,176,767
NETEZZA CORP                      COM          64111N101    1,887        70,000 SH         SOLE         NONE      70,000
PACTIV CORP                       COM          695257105   26,761       811,443 SH         SOLE         NONE     811,443
PSYCHIATRIC SOLUTIONS INC         COM          74439H108    5,959       177,614 SH         SOLE         NONE     177,614
QWEST COMMUNICATIONS INTL IN      COM          749121109   10,251     1,635,000 SH         SOLE         NONE   1,635,000
UNICA CORP                        COM          904583101    6,204       295,699 SH         SOLE         NONE     295,699

SK 21930 0002 1142988